CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash	$ 620,031	$ 2,665	$ 64,607
Accounts receivable	160,393	166,404	15,110
Inventory	353,829	57,965	7,573
Prepaid expenses and other current assets	4,694	0
Deferred financing cost	0	54,288	0
Total current assets	1,138,947	281,322	87,290
Fixed assets, net	457,690	286,986	38,083
Equipment deposits - related party	711,500	0	15,000
Total assets	2,308,137	568,308	140,373
Current liabilities:
Accounts payable	490,991	320,154	12,651
Accounts payable - related party	0	18,403	490
Accrued expenses	71,537	56,601	5,400
Accrued interest	0	19,829	1,315
Revolving financing	129,486	83,348	0
Notes payable	0	0	150,000
Current portion of capital leases	64,578	0
Derivative liability	257,862	337,988	0
Total current liabilities	1,014,454	836,323	169,856
Long-term liabilities:
Capitalize leases- related party	308,794	0
Total long-term liabilities	308,794	0
Total liabilities	1,323,248	836,323
Redeemable convertible preferred stock	0	83,820	0
Stockholders' deficit:
Preferred stock - $0.001 par value, 100,000,000 shares authorized. Series A issued 20,000,000	20,000	20,000	0
Common stock, Class A, $0.001 par value, 1,125,000,000 shares authorized, 101,182,070 and 81,602,175 shares issued and outstanding as of June 30, 2014 and March 31, 2014, respectively	101,182	81,602	77,500
Additional paid in capital	7,813,817	4,059,464	176,405
Common stock issuable		0	0
Deficit accumulated during development stage	(6,950,110)	(4,512,901)	(283,388)
Total stockholders' deficit	984,889	(351,835)	(29,483)
Total liabilities and stockholders' deficit	$ 2,308,137	$ 568,308	$ 140,373